Consolidated statements of changes in stockholders' equity - MXN ($) $ in Thousands	Total	Share Capital [Member]	Treasury Shares [Member]	Mandatory Convertible Debentures Into Shares [Member]	Accumulated Losses [Member]	Other Components of Equity [Member]	Subtotal [Member]	Non Controlling Interest [Member]	Number of Outstanding Common Shares [Member]
Balance, beginning of period at Dec. 31, 2018	$ 2,124,258	$ 2,216,733	$ (46,805)	$ 0	$ (799,818)	$ 706,944	$ 2,077,054	$ 47,204
Balance, beginning of period (in shares) at Dec. 31, 2018									102,182,841
Net (loss) profit for the year	31,292	0	0	0	32,064	0	32,064	(772)
Other comprehensive (loss) income	267,242	0	0	0	202,228	65,014	267,242	0
Comprehensive (loss) income for the year	298,534						299,306	(772)
Balance, end of period at Dec. 31, 2019	2,422,792	2,216,733	(46,805)	0	(565,526)	771,958	2,376,360	46,432
Balance, end of period (in shares) at Dec. 31, 2019									102,182,841
Net (loss) profit for the year	(403,156)	0	0	0	(398,131)	0	(398,131)	(5,025)
Other comprehensive (loss) income	227,772	0	0	0	55	227,717	227,772	0
Comprehensive (loss) income for the year	(175,384)						(170,359)	(5,025)
Balance, end of period at Dec. 31, 2020	$ 2,247,408	2,216,733	(46,805)	0	(963,602)	999,675	2,206,001	41,407
Balance, end of period (in shares) at Dec. 31, 2020	102,182,841								102,182,841
Net (loss) profit for the year	$ (248,054)	0	0	0	(242,572)	0	(242,572)	(5,482)
Other comprehensive (loss) income	(180,256)	0	0	0	40,951	(221,207)	(180,256)	0
Comprehensive (loss) income for the year	(428,310)						(422,828)	(5,482)
Balance, end of period at Dec. 31, 2021	$ 1,819,098	$ 2,216,733	$ (46,805)	$ 0	$ (1,165,223)	$ 778,468	$ 1,783,173	$ 35,925
Balance, end of period (in shares) at Dec. 31, 2021	102,182,841								102,182,841